Consolidated Statements of Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Health care premiums		$ 51,618.1	$ 49,562.2	$ 39,659.7
Other premiums		2,170.7	2,186.3	2,077.9
Group annuity contract conversion premium	[1]	0.0	0.0	99.0
Fees and other revenue	[2]	5,695.8	5,228.4	4,550.5
Net investment income		916.4	945.9	916.3
Net realized capital gains (losses)		(64.5)	80.4	(8.8)
Total revenue		60,336.5	58,003.2	47,294.6
Benefits and expenses:
Health care costs	[3]	41,712.0	40,746.7	32,896.0
Current and future benefits		2,120.6	2,165.0	2,251.4
Benefit expense on group annuity contract conversion		0.0	0.0	99.0
Operating expenses:
Selling expenses		1,611.1	1,653.0	1,348.6
General and administrative expenses		10,038.2	9,184.7	7,296.8
Total operating expenses		11,649.3	10,837.7	8,645.4
Interest expense		363.6	329.3	333.7
Amortization of other acquired intangible assets		255.4	243.4	214.6
Loss on early extinguishment of long-term debt		0.0	181.2	0.0
Reduction of reserve for anticipated future losses on discontinued products		0.0	0.0	(86.0)
Total benefits and expenses		56,100.9	54,503.3	44,354.1
Income before income taxes		4,235.6	3,499.9	2,940.5
Income taxes		1,841.0	1,454.7	1,028.6
Net income including non-controlling interests		2,394.6	2,045.2	1,911.9
Less: Net income (loss) attributable to non-controlling interests		4.4	4.4	(1.7)
Net income attributable to the parent		$ 2,390.2	$ 2,040.8	$ 1,913.6
Earnings per common share:
Basic		$ 6.84	$ 5.74	$ 5.38
Diluted		$ 6.78	$ 5.68	$ 5.33
Administrative Services Contract Member Co Payments And Plan Sponsor Reimbursements		$ 112.0	$ 102.0	$ 86.0
Pharmaceutical And Processing Costs		1,300.0	1,300.0	1,100.0
Insured Member Co Payments		$ 117.0	$ 107.0	$ 110.0

[1]	In 2013, pursuant to contractual rights exercised by the contract holders, certain existing group annuity contracts converted from participating to non-participating contracts. Upon conversion, we recorded $99.0 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million non-cash benefit expense on group annuity conversion for these contracts during 2013.
[2]	Fees and other revenue include administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $112 million, $102 million and $86 million (net of pharmaceutical and processing costs of $1.3 billion, $1.3 billion and $1.1 billion) for 2015, 2014 and 2013, respectively.
[3]	Health care costs have been reduced by Insured member co-payments related to our mail order and specialty pharmacy operations of $117 million, $107 million and $110 million for 2015, 2014 and 2013, respectively.